NOTES PAYABLE	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 4. NOTES PAYABLE

(a) RELATED PARTY

As of December 31, 2022
David Koos	$710
Total:	$710

$710 lent to the Company by David Koos is due and payable at the demand of the holder and bears simple interest at a rate of 15% per annum.

NOTE 4. NOTES PAYABLE

(a) RELATED PARTY

As of September 30, 2022
David Koos	$710
Total:	$710

$710 lent to the Company by David Koos is due and payable at the demand of the holder and bears simple interest at a rate of 15% per annum.